Schedule of Investments (unaudited) January 31, 2020	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 19.5%
Arconic Inc.	96,821	$2,899,789
Axon Enterprise Inc.(a)(b)	14,791	1,136,097
Boeing Co. (The)	133,524	42,496,683
BWX Technologies Inc.	23,858	1,517,130
Curtiss-Wright Corp.	10,627	1,545,485
General Dynamics Corp.	58,524	10,267,450
HEICO Corp.(b)	10,059	1,231,523
HEICO Corp., Class A	18,018	1,732,431
Hexcel Corp.	21,094	1,565,597
Huntington Ingalls Industries Inc.	10,227	2,669,247
L3Harris Technologies Inc.	55,208	12,219,187
Lockheed Martin Corp.	61,990	26,539,159
Mercury Systems Inc.(a)	13,826	1,061,145
Moog Inc., Class A	8,064	722,615
Northrop Grumman Corp.	39,146	14,662,917
Raytheon Co.	69,551	15,366,598
Spirit AeroSystems Holdings Inc., Class A	25,852	1,688,653
Teledyne Technologies Inc.(a)	9,113	3,326,792
Textron Inc.(b)	57,087	2,622,006
TransDigm Group Inc.	12,437	8,000,473
United Technologies Corp.	202,621	30,433,674

		183,704,651

Air Freight & Logistics — 3.6%
CH Robinson Worldwide Inc.	33,778	2,439,447
Expeditors International of Washington Inc.	42,534	3,106,683
FedEx Corp.	59,947	8,670,734
United Parcel Service Inc., Class B	175,008	18,116,828
XPO Logistics Inc.(a)(b)	22,995	2,044,716

		34,378,408

Building Products — 2.6%
Allegion PLC	23,186	2,998,413
AO Smith Corp.	34,295	1,464,054
Armstrong World Industries Inc.	12,127	1,216,702
Fortune Brands Home & Security Inc.	34,695	2,383,893
Johnson Controls International PLC	192,657	7,600,319
Lennox International Inc.	8,741	2,036,478
Masco Corp.	70,984	3,373,160
Owens Corning	27,182	1,644,239
Resideo Technologies Inc.(a)	31,017	315,753
Trex Co. Inc.(a)	14,608	1,435,090

		24,468,101

Chemicals — 1.2%
Sherwin-Williams Co. (The)	20,516	11,427,207

Commercial Services & Supplies — 3.2%
ADT Inc.(b)	25,821	160,090
Brink’s Co. (The)	12,465	1,049,428
Cimpress PLC(a)(b)	6,466	773,528
Cintas Corp.	20,939	5,841,353
Clean Harbors Inc.(a)	12,811	1,053,320
Covanta Holding Corp.	28,985	434,195
Deluxe Corp.	10,660	513,812
MSA Safety Inc.	8,878	1,203,857
Republic Services Inc.	52,564	4,996,208
Stericycle Inc.(a)(b)	22,719	1,424,027
Tetra Tech Inc.	13,613	1,165,273
Waste Management Inc.	97,474	11,862,586

		30,477,677

Security	Shares	Value

Construction & Engineering — 1.0%
AECOM(a)	39,315	$1,896,162
EMCOR Group Inc.	14,026	1,152,516
Fluor Corp.	35,179	629,352
Jacobs Engineering Group Inc.	33,865	3,133,529
MasTec Inc.(a)	15,026	867,752
Quanta Services Inc.	35,453	1,387,985
Valmont Industries Inc.	5,374	763,430

		9,830,726

Construction Materials — 1.1%
Eagle Materials Inc.	10,474	954,915
Martin Marietta Materials Inc.	15,610	4,117,918
Summit Materials Inc., Class A(a)	28,211	619,796
Vulcan Materials Co.	33,053	4,681,296

		10,373,925

Containers & Packaging — 3.4%
Amcor PLC(a)	404,620	4,284,926
AptarGroup Inc.	15,971	1,844,810
Avery Dennison Corp.	20,877	2,739,897
Ball Corp.	81,699	5,897,034
Berry Global Group Inc.(a)	32,928	1,400,099
Crown Holdings Inc.(a)	33,898	2,509,469
Graphic Packaging Holding Co.	72,317	1,130,315
International Paper Co.	97,948	3,988,442
O-I Glass Inc.	37,923	478,588
Packaging Corp. of America	23,673	2,266,690
Sealed Air Corp.	38,639	1,371,684
Silgan Holdings Inc.	19,429	599,579
Sonoco Products Co.	24,976	1,427,129
Westrock Co.	64,477	2,514,603

		32,453,265

Electrical Equipment — 4.4%
Acuity Brands Inc.	9,915	1,168,681
AMETEK Inc.	57,091	5,546,391
Eaton Corp. PLC	103,243	9,753,366
Emerson Electric Co.	152,134	10,897,358
EnerSys(b)	10,556	759,610
Generac Holdings Inc.(a)	15,582	1,614,139
GrafTech International Ltd.	15,408	165,328
Hubbell Inc.	13,558	1,941,912
nVent Electric PLC	38,781	965,647
Regal Beloit Corp.	10,202	800,449
Rockwell Automation Inc.	28,859	5,531,116
Sensata Technologies Holding PLC(a)	39,755	1,879,219

		41,023,216

Electronic Equipment, Instruments & Components — 4.9%
Amphenol Corp., Class A	74,049	7,365,654
Anixter International Inc.(a)	7,482	730,243
Arrow Electronics Inc.(a)(b)	20,292	1,540,974
Avnet Inc.	25,154	917,869
Belden Inc.	9,599	472,943
Cognex Corp.(b)	42,751	2,179,018
Coherent Inc.(a)	6,019	851,267
Corning Inc.	192,080	5,126,615
Dolby Laboratories Inc., Class A	15,990	1,108,747
FLIR Systems Inc.	33,424	1,722,673
IPG Photonics Corp.(a)	8,895	1,135,625
Itron Inc.(a)	8,754	715,640
Jabil Inc.	34,694	1,349,250
Keysight Technologies Inc.(a)	46,844	4,356,024

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Littelfuse Inc.	6,109	$1,080,743
National Instruments Corp.	29,585	1,320,379
TE Connectivity Ltd.	83,534	7,700,164
Trimble Inc.(a)	62,303	2,649,124
Vishay Intertechnology Inc.	32,852	666,567
Zebra Technologies Corp., Class A(a)	13,475	3,220,794

		46,210,313

Industrial Conglomerates — 9.9%
3M Co.	143,615	22,785,956
Carlisle Companies Inc.	14,181	2,215,498
General Electric Co.	2,181,155	27,155,380
Honeywell International Inc.	178,452	30,911,455
Roper Technologies Inc.	25,988	9,918,580

		92,986,869

IT Services — 19.2%
Accenture PLC, Class A	158,601	32,546,511
Alliance Data Systems Corp.	10,212	1,049,691
Automatic Data Processing Inc.	108,065	18,521,260
Black Knight Inc.(a)(b)	37,281	2,494,845
Broadridge Financial Solutions Inc.	28,645	3,413,052
CoreLogic Inc.	19,990	929,535
Euronet Worldwide Inc.(a)	13,517	2,130,820
Fidelity National Information Services Inc.	153,495	22,051,092
Fiserv Inc.(a)	142,633	16,917,700
FleetCor Technologies Inc.(a)(b)	21,672	6,831,665
Genpact Ltd.	38,457	1,702,491
Global Payments Inc.	75,061	14,670,672
Jack Henry & Associates Inc.	19,183	2,868,626
MAXIMUS Inc.	16,004	1,148,287
Paychex Inc.	79,561	6,823,947
PayPal Holdings Inc.(a)	293,248	33,398,015
Sabre Corp.	68,426	1,473,896
Square Inc., Class A(a)(b)	85,572	6,391,373
Western Union Co. (The)	104,812	2,819,443
WEX Inc.(a)	10,810	2,344,905

		180,527,826

Life Sciences Tools & Services — 0.3%
PerkinElmer Inc.	27,780	2,569,094

Machinery — 12.9%
AGCO Corp.	15,619	1,095,517
Allison Transmission Holdings Inc.	29,848	1,319,282
Barnes Group Inc.	11,920	752,986
Caterpillar Inc.	138,025	18,129,584
Colfax Corp.(a)(b)	20,824	732,172
Crane Co.	12,742	1,088,931
Cummins Inc.	38,260	6,120,452
Deere & Co.	78,637	12,470,256
Donaldson Co. Inc.	31,616	1,639,290
Dover Corp.	36,280	4,130,478
Flowserve Corp.	32,730	1,527,836
Fortive Corp.	73,802	5,529,984
Gardner Denver Holdings Inc.(a)(b)	33,328	1,176,812
Gates Industrial Corp. PLC(a)(b)	11,888	148,243
Graco Inc.	41,650	2,213,698
Hillenbrand Inc.	18,556	538,681
IDEX Corp.	19,008	3,114,461
Illinois Tool Works Inc.	73,047	12,781,764
Ingersoll-Rand PLC	59,836	7,971,950

Security	Shares	Value

Machinery (continued)
ITT Inc.	21,935	$1,471,400
Kennametal Inc.	20,684	647,202
Lincoln Electric Holdings Inc.	15,301	1,364,543
Middleby Corp. (The)(a)	13,987	1,568,782
Navistar International Corp.(a)(b)	16,267	595,698
Nordson Corp.	12,748	2,152,627
Oshkosh Corp.	16,948	1,458,206
PACCAR Inc.	86,382	6,410,408
Parker-Hannifin Corp.	32,083	6,278,322
Pentair PLC	41,880	1,797,908
Snap-on Inc.	13,704	2,187,570
Terex Corp.	16,329	413,940
Timken Co. (The)	17,021	894,113
Toro Co. (The)	26,621	2,130,212
Trinity Industries Inc.	24,456	497,191
Welbilt Inc.(a)(b)	33,015	498,196
Westinghouse Air Brake Technologies Corp.	45,492	3,360,039
Woodward Inc.	14,051	1,634,272
Xylem Inc./NY	44,990	3,673,883

		121,516,889

Marine — 0.1%
Kirby Corp.(a)	14,931	1,094,293

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	29,264	897,819

Professional Services — 2.6%
ASGN Inc.(a)	13,214	894,456
Equifax Inc.	30,238	4,532,676
FTI Consulting Inc.(a)	9,357	1,123,401
Insperity Inc.	9,367	818,395
Korn Ferry	13,920	570,442
ManpowerGroup Inc.	14,691	1,344,080
Nielsen Holdings PLC	88,771	1,810,928
Robert Half International Inc.	29,364	1,708,104
TransUnion	47,030	4,312,651
TriNet Group Inc.(a)	10,982	626,633
Verisk Analytics Inc.	40,926	6,649,247

		24,391,013

Road & Rail — 7.6%
CSX Corp.	194,209	14,825,915
JB Hunt Transport Services Inc.	21,296	2,298,477
Kansas City Southern	24,759	4,176,596
Knight-Swift Transportation Holdings Inc.(b)	30,600	1,134,648
Landstar System Inc.	9,879	1,094,099
Norfolk Southern Corp.	65,121	13,558,844
Old Dominion Freight Line Inc.	15,949	3,129,672
Ryder System Inc.	13,376	638,303
Union Pacific Corp.	173,374	31,106,763

		71,963,317

Trading Companies & Distributors — 2.1%
Air Lease Corp.	26,116	1,121,421
Applied Industrial Technologies Inc.	9,685	625,361
Fastenal Co.	143,233	4,995,967
GATX Corp.	8,850	673,751
HD Supply Holdings Inc.(a)	41,330	1,683,784
MSC Industrial Direct Co. Inc., Class A	11,252	765,924
SiteOne Landscape Supply Inc.(a)	10,311	995,527
United Rentals Inc.(a)	18,783	2,548,665
Univar Solutions Inc.(a)(b)	34,355	740,350

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Watsco Inc.	8,134	$1,414,665
WESCO International Inc.(a)	10,415	504,190
WW Grainger Inc.	10,902	3,299,708

		19,369,313

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	19,428	856,969

Total Common Stocks — 99.8% (Cost: $874,544,271)		940,520,891

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	13,314,383	13,322,372
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	1,733,000	1,733,000

		15,055,372

Total Short-Term Investments — 1.6% (Cost: $15,050,908)		15,055,372

Total Investments in Securities — 101.4% (Cost: $889,595,179)		955,576,263

Other Assets, Less Liabilities — (1.4)%		(13,058,399)

Net Assets — 100.0%		$942,517,864

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,305,701	6,008,682	13,314,383	$13,322,372	$47,660	(b)	$344		$2,699
BlackRock Cash Funds: Treasury, SL Agency Shares	504,693	1,228,307	1,733,000	1,733,000	21,408		—		—

				$15,055,372	$69,068		$344		$2,699

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Industrial Index	19	03/20/20	$1,547	$(9,240)
E-Mini S&P Select Sector Technology Index	3	03/20/20	287	6,733

				$(2,507)

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Industrials ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$940,520,891	$—	$—	$940,520,891
Money Market Funds	15,055,372	—	—	15,055,372

	$955,576,263	$—	$—	$955,576,263

Derivative financial instruments(a)
Assets
Futures Contracts	$6,733	$—	$—	$6,733
Liabilities
Futures Contracts	(9,240)	—	—	(9,240)

	$(2,507)	$—	$—	$(2,507)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4